Other Assets	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
Other Assets

6. Other Assets

Other assets of $2,602,212 and $2,303,304 as of December 31, 2012 and 2013, respectively, include deferred financing costs of $2,596,029 and $2,297,121, respectively, and utility deposits related to the leased office space of $6,183 at December 31, 2012 and 2013.

The deferred financing costs comprise:

January 1, 2012	$2,100,277
Additions	943,325
Amortization	(447,573)
December 31, 2012	$2,596,029
Additions	642,825
Amortization	(941,733)
December 31, 2013	$2,297,121